RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - U.S. Dollar-Denominated Debt Designated as Net Investment Hedges (Details) - Designated as a net investment hedge $ in Millions, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Derivative [Line Items]
Notional amount	$ 29,300		$ 31,000
Fair value	$ 33,400		$ 31,700
US$ denominated
Derivative [Line Items]
Notional amount		$ 22,600		$ 22,700
Fair value		$ 25,700		$ 23,200